PROVISION FOR INCOME TAXES - 10-K (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of Income before Income Taxes	For financial reporting purposes, income before income taxes includes the following components:

	2023	2022	2021
Income before provision for income taxes	157,317	207,045	81,426

Schedule of Provision for Income Taxes on Continuing Operations
The provision for income taxes on continuing operations for the years ended December 31, 2023, 2022, and 2021, respectively, is summarized as follows:

	2023	2022	2021
Current
Federal	$38,242	$37,044	$16,438
State	16,116	15,932	9,551
Total current provision	54,358	52,976	25,989

Deferred
Federal	(6,641)	3,345	8,700
State	(3,282)	228	(1,210)
Total deferred provision	(9,923)	3,573	7,490
Total income tax provision	$44,435	$56,549	$33,479

Reconciliation of Federal Statutory Rate to Effective Tax Rate
A reconciliation of the federal statutory rate to the effective tax rate for the years ended December 31, 2023, 2022 and 2021, respectively, is comprised as follows:

	2023	2022	2021
Income tax expense at statutory rate	21.0%	21.0%	21.0%
State income taxes – net of federal benefit	6.5	6.3	8.3
Non-deductible expenses	0.9	0.4	1.6
Change in valuation allowance	1.3	—	—
Recognition of prior year deferred tax liability	—	—	10.2
Non-deductible transaction costs	—	—	0.8
Change to deferred taxes	(1.6)	—	—
Other Adjustments	—	(0.4)	(0.9)
Total effective tax rate	28.1%	27.3%	41.0%

Schedule of Deferred Tax Assets and Liabilities
The Company’s deferred tax assets and liabilities as of December 31, 2023 and 2022 are summarized as follows:

	2023	2022
Deferred tax assets (liabilities)
Accrued expenses	$17,523	$13,740
Allowance for doubtful accounts	8,247	5,919
Deferred revenue	—	910
Insurance	15,428	11,131
Intangible assets	4,073	4,353
Deferred compensation	1,202	554
Lease liability	573,227	375,669
Total deferred tax assets	619,700	412,276
Valuation allowance	(2,107)	—
Total net deferred tax assets	617,593	412,276
Cash to accrual method change	(6,125)	(12,082)
Fixed assets	(36,838)	(31,622)
Prepaid expenses	(10,802)	(6,579)
Investment in partnership	(4,904)	(5,252)
Right of use asset	(555,766)	(364,055)
Other	(1,411)	(861)
Total deferred tax liabilities	(615,846)	(420,451)
Net deferred tax assets (liabilities)	$1,747	$(8,175)